BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Short-term bank borrowings	$ 34,135,224	$ 43,807,350
Long-term bank borrowings, current portion	4,070,640	29,976,908
Total borrowings, current	38,205,864	73,784,258
Long-term bank borrowings, non-current portion	133,312,370	111,436,292
Total	$ 171,518,234	$ 185,220,550